EQ ADVISORS TRUSTSM

MULTIMANAGER MID CAP VALUE PORTFOLIO

SUPPLEMENT DATED FEBRUARY 17, 2015 TO SUMMARY PROSPECTUS DATED MAY 1, 2014

This Supplement updates information contained in the Summary Prospectus of the Multimanager Mid Cap Value Portfolio (“Portfolio”) of EQ Advisors Trust (“Trust”) dated May 1, 2014. You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, or a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about an additional portfolio manager for the Portfolio.

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As of the date of this Supplement, the legend on the first page of the Portfolio’s Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s current Prospectus, dated April 11, 2014, as supplemented August 15, 2014, January 16, 2015 and February 17, 2015; Statement of Additional Information (“SAI”), dated April 11, 2014, as supplemented August 15, 2014, January 16, 2015, and February 17, 2015; and the Portfolio‘s audited financial statements included in its annual report to shareholders dated December 31, 2013, are incorporated by reference into this Summary Prospectus. You can find the Portfolio’s Prospectus and SAI and any supplements thereto, its annual report and other information about the Portfolio online at www.axa-equitablefunds.com/allportfolios.aspx. You can also get this information at no cost by calling 1-877-222-2144 or by sending an e-mail request to service@axa-equitable.com. This Summary Prospectus is intended for use in connection with a variable contract as defined in Section 817(d) of the Internal Revenue Code (“Contracts”) and certain other eligible investors and is not intended for use by other investors.

Effective immediately, the section of the Summary Prospectus entitled “Who Manages the Portfolio – Adviser: Knightsbridge Asset Management, LLC” is amended to include the following information:

Name	Title	Date Began Managing a Portion of the Portfolio
Miles E. Yourman	Principal and Portfolio Manager	January 2015